Financial Risk Management - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Exposure to credit risk on loan commitments and financial guarantee contracts	₺ 11,164,743	₺ 12,758,470
Financial assets held for managing liquidity risk	₺ 4,602,532	₺ 6,086,542